Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other liabilities [Abstract]
Schedule of Other Liabilities

	2025 £m	2024 £m
Third party interests in consolidated funds[1]	12,781	10,706
Lease liabilities	1,026	1,261
Disposal group liabilities:
Liabilities arising from insurance contracts	–	5,268
Other creditors and accruals[2]	7,138	8,683
Total other liabilities	20,945	25,918
1Where a collective investment vehicle is consolidated, the interests of parties other than the Group are reported at fair value in other liabilities.
2Includes settlement balances, accruals and deferred income and reinsurance contract liabilities